UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21238

Nicholas-Applegate Convertible & Income Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices)           (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2007

Date of reporting period: August 31, 2006

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate Convertible & Income Fund
      Nicholas-Applegate Convertible & Income Fund II

Semi-Annual Report
August 31, 2006

Contents

Letter to Shareholders	1

Performance & Statistics	2-3

Schedules of Investments	4-15

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18-19

Notes to Financial Statements	20-24

Financial Highlights	25-26

Matters Relating to the Trustees Consideration of the
Investment Management and Portfolio Management
Agreements	27-29

Annual Shareholders Meeting Results	30

Nicholas-Applegate Convertible & Income Funds Letter to Shareholders (unaudited)

October 4, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for Nicholas-Applegate Convertible & Income Fund and Nicholas-Applegate Convertible & Income Fund II (the “Funds”) for the fiscal six months ended August 31, 2006.

The convertible market finished the six-month fiscal period ended August 31, 2006 on a positive note, as the Merrill Lynch All-Convertible Index increased 2.04%. For this period, the convertible market lagged the S&P 500 Index but outperformed the NASDAQ Composite Index. The Merrill Lynch Master II Index, a gauge for the high yield market, returned 3.55%. For information on how the Funds fared in this environment, please review the following pages.

If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources are available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Nicholas-Applegate Capital Management LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 1

Nicholas-Applegate Convertible & Income Fund Performance & Statistics
August 31, 2006 (unaudited)

*	Nicholas-Applegate Convertible & Income Fund had a net asset value (“NAV”) return of 3.70% and a market price return of 7.39% for the six-month reporting period.
*

In the convertibles portion of the Fund’s portfolio, performance was affected by a broad-based sell-off in the market. In this environment, cyclicals were hit the hardest, particularly airlines and materials. This reflects investor anticipation of a slowing economy, which would likely see less business and leisure travel as well as lower demand for housing-related materials.

*

The healthcare industry was a positive contributor to Fund performance, based on strong first-quarter earnings and a broad rotation into defensive growth areas such as biotechnology and healthcare services.

*	Insurance companies aided Fund performance, rising on solid corporate profits and low catastrophe occurrences year-to-date.
*	High yield bond performance was solid for the period. Investors were drawn to energy, telecommunications and consumer products, reassured by ratings increases in these sectors.
*	Given investor confidence in the high yield bond market, lower-quality issuers turned in the best performance during the reporting period.

Total Return(1) :	Market Price	Net Asset Value (“NAV”)
6 months	7.39%	3.70%
1 year	15.30%	7.61%
Commencement of Operations (3/31/03) to 8/31/06	15.32%	13.48%

Common Share Market Price/NAV Performance: Commencement of Operations (3/31/03) to 8/31/06	Market Price/NAV:
	Market Price	$16.03
	NAV	$14.47
	Premium to NAV	10.78%
	Market Price Yield(2)	9.36%
	Moody's Ratings (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share at August 31, 2006.

2 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06

Nicholas-Applegate Convertible & Income Fund II Performance & Statistics
August 31, 2006 (unaudited)

*	Nicholas-Applegate Convertible & Income Fund II had a net asset value (“NAV”) return of 3.79% and a market price return of 7.43% for the six months ended August 31, 2006.
*

In the convertibles portion of the Fund’s portfolio, performance was affected by a broad-based sell-off in the market. In this environment cyclicals were hit the hardest, particularly airlines and materials. This reflects investor anticipation of a slowing economy, which would likely see less business and leisure travel as well as lower demand for housing-related materials.

*	The healthcare industry was a positive contributor to the Fund, based on strong first quarter earnings and a broad rotation into defensive growth areas such as biotechnology and healthcare services.
*	Insurance companies aided Fund performance, rising on solid corporate profits and low catastrophe occurrences year-to-date.
*	High yield bond performance was solid for the period. Investors were drawn to energy, telecommunications and consumer products, reassured by ratings increases in these sectors.
*	Given investor confidence in the high yield bond market, lower-quality issuers turned in the best performance during the reporting period.

Total Return(1) :	Market Price	Net Asset Value (“NAV”)
6 months	7.43%	3.79%
1 year	13.32%	8.11%
Commencement of Operations (7/31/03) to 8/31/06	12.26%	11.61%

Common Share Market Price/NAV Performance: Commencement of Operations (7/31/03) to 8/31/06	Market Price/NAV:
	Market Price	$15.52
	NAV	$14.55
	Premium to NAV	6.67%
	Market Price Yield(2)	8.94%
	Moody's Ratings (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the begining of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the begining of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share at August 31, 2006.

8.31.06 |Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 3

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2006 (unaudited)

Principal Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value
CORPORATE BONDS & NOTES—40.7%
	Advertising—0.7%
$10,700	Affinion Group, Inc., 11.50%, 10/15/15 (a)	Caa1/B-	$10,807,000
	Apparel—1.0%
	Levi Strauss & Co,
2,000	9.75%, 1/15/15	B3/B-	2,080,000
10,295	12.25%, 12/15/12	B3/B-	11,530,400
1,975	Oxford Industries, Inc., 8.875%, 6/1/11	B1/B	1,994,750
			15,605,150
	Automotive—1.6%
7,485	General Motors Corp., 8.375%, 7/15/33	Caa1/B-	6,268,687
10,890	Goodyear Tire & Rubber Co., 11.25%, 3/1/11	B3/B-	12,033,450
8,308	HLI Operating Co., Inc., 10.50%, 6/15/10	Caa3/CCC	6,397,160
			24,699,297
	Chemicals—2.7%
4,703	Huntsman LLC, 11.625%, 10/15/10	Ba3/BB-	5,220,330
	Lyondell Chemical Co.,
5,115	10.875%, 5/1/09	B2/B	5,217,300
5,435	11.125%, 7/15/12	Ba3/BB	5,924,150
13,590	Mosaic Global Holdings, Inc., 11.25%, 6/1/11	Ba3/BB	14,354,438
5,125	PolyOne Corp., 10.625%, 5/15/10	B3/B+	5,496,562
4,830	Rhodia S.A., 10.25%, 6/1/10	B2/B-	5,325,075
			41,537,855
	Coal—0.9%
3,595	International Coal Group, Inc., 10.25%, 7/15/14 (a)	B3/CCC+	3,711,837
10,445	James River Coal Co., 9.375%, 6/1/12	Caa2/CCC-	9,687,738
			13,399,575
	Commercial Services—1.8%
3,800	Cenveo Corp., 7.875%, 12/1/13	B3/B-	3,591,000
5,400	Hertz Corp., 10.50%, 1/1/16 (a)	B3/B	5,818,500
4,444	Rent-Way, Inc., 11.875%, 6/15/10	B3/NR	4,966,170
12,335	Vertrue, Inc., 9.25%, 4/1/14	B2/B	12,766,725
			27,142,395
	Computers—0.5%
8,515	Unisys Corp., 8.00%, 10/15/12	B2/B+	7,887,019
	Electric—2.7%
13,025	AES Corp., 9.50%, 6/1/09	B/B1	13,936,750
12,750	Mission Energy Holdings Co., 13.50%, 7/15/08	B/B-2	14,264,063
12,630	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba/BB3-	13,640,400
			41,841,213
	Electronics—1.6%
13,405	IMAX Corp., 9.625%, 12/1/10	B3/B-	12,902,312
12,170	Stoneridge, Inc., 11.50%, 5/1/12	B2/B	11,835,325
			24,737,637

4 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Financial Services—2.4%
$11,080	Alamosa Delaware, Inc., 11.00%, 7/31/10	Baa3/BBB+	$12,104,900
8,175	AMR Holdings Co., 10.00%, 2/15/15	Caa1/B-	8,747,250
10,795	Ford Motor Credit Co., 7.00%, 10/1/13	Ba3/B+	10,074,952
4,945	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	5,241,700
			36,168,802
	Food Products—0.9%
12,805	Pilgrim’s Pride Corp., 9.625%, 9/15/11	Ba2/BB-	13,413,237
	Healthcare—0.9%
7,275	Alliance Imaging, Inc., 7.25%, 12/15/12	B/B- 3	6,765,750
6,475	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	B3/CCC+	6,491,187
			13,256,937
	Home Builders—0.7%
12,160	William Lyon Homes, Inc., 10.75%, 4/1/13	B2/B	11,187,200
	Home Furnishings—1.8%
11,370	Central Garden & Pet Co., 9.125%, 2/1/13	B2/B	11,767,950
14,600	Jarden Corp., 9.75%, 5/1/12	B3 /B-	15,111,000
			26,878,950
	Machinery—0.9%
12,940	Case New Holland, Inc., 9.25%, 8/1/11	Ba3/BB	13,716,400
	Manufacturing—0.5%
6,875	Clarke American Corp., 11.75%, 12/15/13	B2/B-	7,184,375
	Metals & Mining—2.2%
7,710	AK Steel Corp., 7.875%, 2/15/09	B1/B+	7,661,812
11,665	Freeport-McMoRan Copper & Gold, Inc., 10.125%, 2/1/10	B1/B+	12,405,728
13,420	United States Steel LLC, 10.75%, 8/1/08	Ba1/BB	14,460,050
			34,527,590
	Miscellaneous—1.5%
22,405	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	22,460,670
	Multi-Media—1.7%
12,870	CCH I LLC, 11.00%, 10/1/15	Caa3/CCC-	11,486,475
6,450	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B3/B-	6,917,625
8,140	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa1/CCC	7,773,700
			26,177,800
	Office/Business Equipment—0.4%
5,565	Xerox Corp., 9.75%, 1/15/09	Ba2 /BB+	6,010,200
	Office Furnishings—1.1%
	Interface, Inc.,
5,375	9.50%, 2/1/14	Caa1/CCC	5,549,687
6,490	10.375%, 2/1/10	B2/B-	7,065,988
3,791	Tempur-Pedic, Inc., 10.25%, 8/15/10	B2/B	3,971,072
			16,586,747
	Oil & Gas—0.4%
5,000	Seitel, Inc., 11.75%, 7/15/11	B3/NR	5,775,000

8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 5

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Paper Products—1.2%
$ 5,096	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	$5,096,000
12,945	NewPage Corp., 12.00%, 5/1/13	Caa2/CCC+	13,365,713
			18,461,713
	Pharmaceuticals—0.4%
7,180	Leiner Health Products, Inc., 11.00%, 6/1/12	Caa1/CCC	6,821,000
	Pipelines—0.9%
13,330	Sonat, Inc., 7.625%, 7/15/11	B2/B	13,629,925
	Retail—4.3%
14,420	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B2/B-	13,572,825
5,420	EPL Finance Corp., 11.75%, 11/15/13 (a)	Caa1/CCC+	6,056,850
4,790	GSC Holdings Corp., 8.00%, 10/1/12	Ba3/B+	4,891,788
8,325	Mothers Work, Inc., 11.25%, 8/1/10	Caa1/B-	8,793,281
9,710	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B/B- 3	10,389,700
10,000	R.H. Donnelley, Inc., 10.875%, 12/15/12	B2/B	10,950,000
10,770	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/B-	10,985,400
			65,639,844
	Telecommunications—3.9%
7,395	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B	Caa1/CCC+	7,561,388
12,400	Intelsat Bermuda Ltd, 11.25%, 6/15/16 (a)	Caa1/B	12,849,500
10,110	Level 3 Financing, Inc., 12.25%, 3/15/13 (a)	B3/CCC-	11,083,088
12,990	Millicom International Cellular S.A., 10.00%, 12/1/13	B3/B-	13,931,775
12,680	Nortel Networks Ltd, 10.75%, 7/15/16 (a)	B3/B-	13,123,800
			58,549,551
	Transportation—0.4%
5,870	PHI, Inc., 7.125%, 4/15/13 (a)	B1/BB-	5,591,175
	Travel Services—0.7%
10,245	TDS Investor Corp., 11.875%, 9/1/16 (a)	Caa1/B-	9,988,875

	Total Corporate Bonds & Notes (cost-$616,410,371)		619,683,132

CONVERTIBLE PREFERRED STOCK—28.9%
Shares
(000)
	Automotive—1.3%
145	Ford Motor Co., Capital Trust II, 6.50%, 1/15/32	Caa1/CCC+	4,935,800
785	General Motors Corp., 5.25%, 3/6/32	Caa1/B-	14,836,500
			19,772,300
	Banking—1.0%
289	Washington Mutual Capital Trust, 5.375%, 5/3/41		15,702,022
	Commercial Services—1.3%
463	United Rentals, Inc., 6.50%, 8/1/28	Caa1/B-	20,350,000
	Electric—3.1%
447	AES Trust III, 6.75%, 10/15/29	B3/B	21,781,500
96	NRG Energy, Inc., 5.75%, 3/16/09	B3/CCC+	24,664,063
			46,445,563

6 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2006 (unaudited)

Shares		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Financial Services—8.9%
230	Citigroup Funding, Inc., 5.02%, 9/27/08 (c)	Aa1/AA-	$7,560,100
410	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3/NA	12,658,750
	Lehman Brothers Holdings, Inc.,
735	6.25%, 10/15/07	A1/A+	19,690,650
505	20.00%, 3/17/07	A1/A+	16,589,250
261	20.00%, 8/15/07	A1/A+	16,015,449
	Morgan Stanley,
215	20.00%, 12/14/06	Aa3/A+	14,993,025
280	20.00%, 12/22/06	Aa3/A+	16,304,632
590	20.00%, 3/9/07	Aa/A+3	16,275,150
540	20.00%, 6/2/07	Aa3/A+	15,408,900
			135,495,906
	Food—0.7%
442	Albertson’s, Inc., 7.25%, 5/16/07	B2 /B	11,095,392
	Insurance—5.7%
425	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	15,818,500
714	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	20,657,372
540	Platinum Underwriters Holdings Ltd, 6.00%, 2/15/09	NR/BB+	15,997,500
678	PMI Group, Inc., 5.875%, 11/15/06	A1/A	17,127,075
785	XL Capital Ltd, 6.50%, 5/15/07	A3/A-	17,136,550
			86,736,997
	Oil & Gas— 2.1%
153	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	16,350,944
133	Hess Corp., 7.00%, 12/01/06	Ba3/BB	15,378,125
			31,729,069
	Pharmaceuticals—1.7%
464	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	25,037,964
	Real Estate—1.1%
677	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A, REIT	B2/CCC+	16,750,800
	Telecommunications—1.1%
305	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	17,003,750
	Waste Disposal—0.9%
45	Allied Waste Industries, Inc., 6.25%, 3/1/08	Caa3/B	12,928,500

	Total Convertible Preferred Stock (cost-$428,136,352)		439,048,263

CONVERTIBLE BONDS & NOTES—24.0%
Principal
Amount
(000)
	Airlines—1.3%
$ 20,572	Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	20,443,425
	Banks—0.6%
9,300	UBS AG Jersey Branch, 22.00%, 8/15/07 (a)	NR/NR	9,265,125

8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 7

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Commercial Services—3.1%
$ 9,100	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	$9,941,750
13,440	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	16,212,000
20,614	Quebecor World USA, Inc., 6.00%, 10/1/07	B2 /B	20,433,627
			46,587,377
	Computers—1.2%
16,400	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	18,183,500
	Electric—1.2%
6,075	PG&E Corp., 9.50%, 6/30/10	NR/NR	18,581,906
	Electrical Components & Equipment—0.7%
7,250	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	9,925,975
	Metals & Mining—1.0%
7,490	Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11	NR/B+	14,792,750
	Multi-Media—1.4%
20,995	EchoStar Communications Corp., 5.75%, 5/15/08	B2/B	21,099,975
	Oil & Gas—1.2%
14,100	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	17,713,125
	Pharmaceuticals—1.4%
20,950	Sepracor, Inc., 5.00%, 2/15/07	NR/B-	20,950,000
	Retail—1.3%
21,008	Sonic Automotive, Inc., 5.25%, 5/7/09	B/B3	19,931,340
	Semi-Conductors—1.2%
2,363	Amkor Technology, Inc., 5.00%, 3/15/07	Ca/CC	2,274,388
16,750	Fairchild Semiconductor Corp., 5.00%, 11/1/08	NR/B	16,645,313
			18,919,701
	Telecommunications—7.1%
19,000	American Tower Corp., 5.00%, 2/15/10	B1/BB-	19,023,750
15,900	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	16,734,750
3,200	Ciena Corp., 3.75%, 2/1/08	B2 /B	3,100,000
20,550	Level 3 Communications, Inc., 6.00%, 3/15/10	Ca/CCC-	17,647,313
19,800	Lucent Technologies, Inc., 8.00%, 8/1/31	B3/CCC+	19,948,500
20,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB+	20,423,125
12,345	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	11,743,181
			108,620,619
	Trucking/Leasing—1.3%
17,500	GATX Corp., 7.50%, 2/1/07	Baa3/BBB	19,906,250

	Total Convertible Bonds & Notes (cost-$358,487,213)		364,921,068

U.S. GOVERNMENT SECURITIES—2.0%
	United States Treasury Notes,
10,785	10.375%, 11/15/12		11,469,599
16,275	12.00%, 8/15/13		18,463,239
	Total U.S. Government Securities (cost-$32,088,019)		29,932,838

8 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
SHORT-TERM INVESTMENTS—4.4%
	Corporate Bonds & Notes—1.9%
	Chemicals—0.1%
$ 965	Lyondell Chemical Co., 9.625%, 5/1/07, Ser. A	Ba3/BB	$984,300
	Hotels/Gaming—0.7%
10,500	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	Ba3/B+	10,867,500
	Real Estate—0.2%
2,715	Host Marriot L.P., 9.50%, 1/15/07, Ser. I, REIT	Ba2/BB	2,745,544
	Retail—0.9%
13,575	Rite Aid Corp., 12.50%, 9/15/06	NR/B+	13,575,000

	Total Corporate Bonds & Notes (cost-$28,139,149)		28,172,344
	Time Deposit—2.5%
38,719	Wachovia Bank – Grand Cayman, 4.61%, 9/1/06		38,718,833
	(cost-$38,718,833)

	Total Short-Term Investments (cost-$66,857,982)		66,891,177
	Total Investments (cost-$1,501,979,937)—100.0%		$1,520,476,478

8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 9

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
CORPORATE BONDS & NOTES—39.6%
	Advertising—0.7%
$ 9,150	Affinion Group, Inc., 11.50%, 10/15/15 (a)	Caa1/B-	$9,241,500
	Apparel—1.0%
	Levi Strauss & Co.,
2,000	9.75%, 1/15/15	B3/B-	2,080,000
8,705	12.25%, 12/15/12	B3/B-	9,749,600
1,225	Oxford Industries, Inc., 8.875%, 6/1/11	B1/B	1,237,250
			13,066,850
	Automotive—1.6%
6,430	General Motors Corp., 8.375%, 7/15/33	Caa1/B-	5,385,125
9,260	Goodyear Tire & Rubber Co., 11.25%, 3/1/11	B3/B-	10,232,300
7,265	HLI Operating Co., Inc., 10.50%, 6/15/10	Caa3/CCC	5,594,050
			21,211,475
	Chemicals—2.6%
3,998	Huntsman LLC, 11.625%, 10/15/10	Ba3/BB-	4,437,780
	Lyondell Chemical Co.,
4,315	10.875%, 5/1/09	B2/B	4,401,300
4,565	11.125%, 7/15/12	Ba3/BB	4,975,850
11,410	Mosaic Global Holdings, Inc., 11.25%, 6/1/11	Ba3/BB	12,051,812
4,765	PolyOne Corp., 10.625%, 5/15/10	B3/B+	5,110,463
3,609	Rhodia S.A., 10.25%, 6/1/10	B2 /B-	3,978,923
			34,956,128
	Coal—0.9%
3,405	International Coal Group, Inc., 10.25%, 7/15/14 (a)	B3/CCC+	3,515,662
8,915	James River Coal Co., 9.375%, 6/1/12	Caa2/CCC-	8,268,662
			11,784,324
	Commercial Services—1.7%
3,250	Cenveo Corp., 7.875%, 12/1/13	B3/B-	3,071,250
4,600	Hertz Corp., 10.50%, 1/1/16 (a)	B3/B	4,956,500
3,795	Rent-Way, Inc., 11.875%, 6/15/10	B3NR-	4,240,912
10,585	Vertrue, Inc., 9.25%, 4/1/14	B2/B	10,955,475
			23,224,137
	Computers—0.5%
7,235	Unisys Corp., 8.00%, 10/15/12	B2/B+	6,701,419
	Electric—2.6%
10,645	AES Corp., 9.50%, 6/1/09	B1/B	11,390,150
10,250	Mission Energy Holdings Co., 13.50%, 7/15/08	B2/B-	11,467,187
10,570	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	11,415,600
			34,272,937
	Electronics—1.5%
10,725	IMAX Corp., 9.625%, 12/1/10	B3/B-	10,322,812
10,335	Stoneridge, Inc., 11.50%, 5/1/12	B2/B	10,050,788
			20,373,600

10 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Financial Services—2.3%
$ 9,400	Alamosa Delaware, Inc., 11.00%, 7/31/10	Baa3/BBB+	$10,269,500
6,755	AMR Holdings Co., 10.00%, 2/15/15	Caa1/B-	7,227,850
9,205	Ford Motor Credit Co., 7.00%, 10/1/13	Ba3/B+	8,591,008
4,370	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	4,632,200
			30,720,558
	Food Products—0.8%
10,815	Pilgrim’s Pride Corp., 9.625%, 9/15/11	Ba2/BB-	11,328,712
	Healthcare—0.9%
6,325	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	5,882,250
5,525	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	B3/CCC+	5,538,813
			11,421,063
	Home Builders—0.7%
10,260	William Lyon Homes, Inc., 10.75%, 4/1/13	B2/B	9,439,200
	Home Furnishings—1.8%
9,670	Central Garden & Pet Co., 9.125%, 2/1/13	B2/B	10,008,450
13,400	Jarden Corp., 9.75%, 5/1/12	B3/B-	13,869,000
			23,877,450
	Machinery—0.9%
10,730	Case New Holland, Inc., 9.25%, 8/1/11	Ba3/BB	11,373,800
	Manufacturing—0.5%
5,825	Clarke American Corp., 11.75%, 12/15/13	B2/B-	6,087,125
	Metals & Mining—2.2%
6,490	AK Steel Corp., 7.875%, 2/15/09	B/B+1	6,449,438
9,835	Freeport-McMoRan Copper & Gold, Inc., 10.125%, 2/1/10	B1/B+	10,459,523
11,450	United States Steel LLC, 10.75%, 8/1/08	Ba1/BB	12,337,375
			29,246,336
	Miscellaneous—1.3%
17,729	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	17,772,982
	Multi-Media—1.6%
12,291	CCH I LLC, 11.00%, 10/1/15	Caa3/CCC-	10,969,718
3,725	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B3/B-	3,995,062
6,860	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa1/CCC	6,551,300
			21,516,080
	Office/Business Equipment—0.4%
5,195	Xerox Corp., 9.75%, 1/15/09	Ba2/BB+	5,610,600
	Office Furnishings—1.1%
	Interface, Inc.,
4,625	9.50%, 2/1/14	Caa1/CCC	4,775,312
5,625	10.375%, 2/1/10	B2/B-	6,124,219
3,199	Tempur-Pedic, Inc., 10.25%, 8/15/10	B2 /B	3,350,953
			14,250,484
	Oil & Gas—0.4%
5,000	Seitel, Inc., 11.75%, 7/15/11	B3 /NR	5,775,000

8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 11

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Paper Products—1.2%
$ 4,013	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	$4,013,000
11,055	NewPage Corp., 12.00%, 5/1/13	Caa2/CCC+	11,414,288
			15,427,288
	Pharmaceuticals—0.4%
6,085	Leiner Health Products, Inc., 11.00%, 6/1/12	Caa1/CCC	5,780,750
	Pipelines—0.9%
12,240	Sonat, Inc., 7.625%, 7/15/11	B2/B	12,515,400
	Retail—4.3%
12,160	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B2/B-	11,445,600
4,580	EPL Finance Corp., 11.75%, 11/15/13 (a)	Caa1/CCC+	5,118,150
4,210	GSC Holdings Corp., 8.00%, 10/1/12	Ba3/B+	4,299,462
6,910	Mothers Work, Inc., 11.25%, 8/1/10	Caa1/B-	7,298,688
8,290	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B-	8,870,300
10,000	R.H. Donnelley, Inc., 10.875%, 12/15/12	B2/B	10,950,000
9,230	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/B-	9,414,600
			57,396,800
	Telecommunications—3.8%
6,305	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B	Caa1/CCC+	6,446,862
10,600	Intelsat Bermuda Ltd, 11.25%, 6/15/16 (a)	Caa1/B	10,984,250
8,643	Level 3 Financing, Inc., 12.25%, 3/15/13 (a)	B3/CCC-	9,474,889
11,660	Millicom International Cellular S.A., 10.00%, 12/1/13	B3/B-	12,505,350
10,820	Nortel Networks Ltd, 10.75%, 7/15/16 (a)	B3/B-	11,198,700
			50,610,051
	Transportation—0.4%
5,210	PHI, Inc., 7.125%, 4/15/13 (a)	B1/BB-	4,962,525
	Travel Services—0.6%
8,755	TDS Investor Corp., 11.875%, 9/1/16 (a)	Caa1/B-	8,536,125

	Total Corporate Bonds & Notes (cost-$528,105,237)		528,480,699

CONVERTIBLE PREFERRED STOCK—29.4%
Shares
(000)
	Automotive—1.3%
130	Ford Motor Co., Capital Trust II, 6.50%, 1/15/32	Caa1/CCC+	4,425,200
680	General Motors Corp., 5.25%, 3/6/32	Caa1/B-	12,852,000
			17,277,200
	Banking—1.1%
263	Washington Mutual Capital Trust, 5.375%, 5/1/41	Baa1/BBB	14,261,625
	Commercial Services—1.4%
436	United Rentals, Inc., 6.50%, 8/1/28	Caa1/B-	19,184,000
	Electric—2.9%
344	AES Trust III, 6.75%, 10/15/29	B3/B	16,789,500
87	NRG Energy, Inc., 5.75%, 3/16/09	B3/CCC+	22,293,750
			39,083,250

12 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Shares		Credit Rating
(000)		(Moody’s/S&P)	Value

	Financial Services—9.2%
220	Citigroup Funding, Inc., 5.02%, 9/27/08 (c)	Aa1 /AA-	$7,231,400
370	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3/NA	11,437,644
	Lehman Brothers Holdings, Inc.,
675	6.25%, 10/15/07	A1 /A+	18,083,250
455	20.00%, 3/17/07	A1/A+	14,946,750
235	20.00%, 8/15/07	A1/A+	14,424,548
	Morgan Stanley,
190	20.00%, 12/14/06	Aa3 /A+	13,249,650
250	20.00%, 12/22/06	Aa3/A+	14,607,084
535	20.00%, 3/9/07	Aa3/A+	14,757,975
492	20.00%, 6/2/07	Aa3/A+	14,042,074
			122,780,375
	Food—0.7%
371	Albertson’s, Inc., 7.25%, 5/16/07	B2/B	9,294,648
	Insurance—5.8%
408	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	15,167,150
636	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	18,391,370
470	Platinum Underwriters Holdings Ltd, 6.00%, 2/15/09	NR/BB+	13,923,750
580	PMI Group, Inc., 5.875%, 11/15/06	A1/A	14,645,000
702	XL Capital Ltd, 6.50%, 5/15/07	A3/A-	15,324,660
			77,451,930
	Oil & Gas—2.1%
138	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	14,692,925
119	Hess Corp., 7.00%, 12/01/06	Ba3/BB	13,759,375
			28,452,300
	Pharmaceuticals—1.7%
416	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	22,485,600
	Real Estate—1.1%
606	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A, REIT	B2/CCC+	14,986,125
	Telecommunications—1.2%
285	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	15,888,750
	Waste Disposal—0.9%
40	Allied Waste Industries, Inc., 6.25%, 3/1/08	Caa3/B	11,405,810

	Total Convertible Preferred Stock (cost-$382,070,205)		392,551,613

CONVERTIBLE BONDS & NOTES—24.8%
Principal
Amount
(000)
	Airlines—1.2%
$16,300	Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	16,198,125
	Banking—0.4%
5,700	UBS AG Jersey Branch, 22.00%, 8/15/07 (a)	NR/NR	5,678,625

8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 13

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Commercial Services—3.2%
$10,125	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	$11,061,563
11,000	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	13,268,750
17,985	Quebecor World USA, Inc., 6.00%, 10/1/07	B2/B	17,827,631
			42,157,944
	Computers—1.2%
14,400	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	15,966,000

	Electric—1.2%
5,425	PG&E Corp., 9.50%, 6/30/10	NR/NR	16,593,719

	Electrical Components & Equipment—0.8%
8,150	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	11,158,165

	Metals & Mining—1.0%
6,725	Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11	NR/B+	13,281,875

	Multi-Media—1.4%
18,500	EchoStar Communications Corp., 5.75%, 5/15/08	B2/B	18,592,500

	Oil & Gas—1.2%
12,500	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	15,703,125

	Pharmaceuticals—1.4%
18,550	Sepracor, Inc., 5.00%, 2/15/07	NR/B-	18,550,000

	Retail—1.3%
18,535	Sonic Automotive, Inc., 5.25%, 5/7/09	B3/B	17,585,081

	Semi-Conductors—2.2%
14,300	Amkor Technology, Inc., 5.00%, 3/15/07	Ca/CC	13,763,750
15,000	Fairchild Semiconductor Corp., 5.00%, 11/1/08	NR/B	14,906,250
			28,670,000
	Telecommunications—7.0%
16,250	American Tower Corp., 5.00%, 2/15/10	B1/BB-	16,270,312
13,600	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	14,314,000
2,800	Ciena Corp., 3.75%, 2/1/08	B2/B	2,712,500
17,500	Level 3 Communications, Inc., 6.00%, 3/15/10	Ca/CCC-	15,028,125
17,500	Lucent Technologies, Inc., 8.00%, 8/1/31	B3/CCC+	17,631,250
18,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB+	18,430,625
9,940	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	9,455,425
			93,842,237
	Trucking/Leasing—1.3%
15,150	GATX Corp., 7.50%, 2/1/07	Baa3/BBB	17,233,125

	Total Convertible Bonds & Notes (cost-$326,469,838)		331,210,521

U.S. GOVERNMENT SECURITIES—1.9%
	United States Treasury Notes,
9,215	10.375%, 11/15/12		9,799,941
13,725	12.00%, 8/15/13		15,570,381
	Total U.S. Government Securities (cost-$27,196,356)		25,370,322

14 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
SHORT-TERM INVESTMENTS—4.3%
	Corporate Bonds & Notes—2.1%
	Chemicals—0.2%
$ 2,590	Lyondell Chemical Co., 9.625%, 5/1/07, Ser. A	Ba3/BB	$2,641,800
	Hotels/Gaming—0.9%
11,080	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	Ba3/B+	11,467,800
	Real Estate—0.2%
2,285	Host Marriot L.P., 9.50%, 1/15/07, Ser. I, REIT	Ba2/BB	2,310,706
	Retail—0.8%
11,460	Rite Aid Corp., 12.50%, 9/15/06	NR/B+	11,460,000

	Total Corporate Bonds & Notes (cost-$27,783,916)		27,880,306
	Time Deposit—2.2%
28,618	Bank of America - London, 4.61%, 9/1/06		28,617,512
	(cost-$28,617,512)
	Total Short-Term Investments (cost-$56,401,428)		56,497,818

	Total Investments (cost-$1,320,243,064)—100.0%		$1,334,110,973

Notes to Schedule of Investments

(a)	144A-security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Credit-linked trust certificate.

(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on August 31, 2006.

Glossary:
NR — Not Rated
REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 15

Nicholas-Applegate Convertible & Income Funds Statements of Assets and Liabilities
August 31, 2006 (unaudited)

	Convertible &	Convertible &
	Income	Income II
Assets:
Investments, at value (cost—$1,501,979,937 and
$1,320,243,064, respectively)	$1,520,476,478	$1,334,110,973
Interest and dividends receivable	22,302,045	19,551,716
Interest rate cap premium paid	15,041,250	14,468,250
Receivable for investments sold	3,507,156	3,000,658
Unrealized appreciation on interest rate cap	737,750	709,750
Prepaid expenses	76,135	47,622
Total Assets	1,562,140,814	1,371,888,969

Liabilities:
Payable for investments purchased	14,720,118	10,309,631
Dividends payable to common and preferred shareholders	8,990,909	6,981,060
Investment management fees payable	911,599	802,746
Accrued expenses	246,996	190,119
Total Liabilities	24,869,622	18,283,556
Preferred Shares ($0.00001 par value; $25,000 net asset and
liquidation value per share applicable to 21,000 and 20,200 shares
issued and outstanding, respectively)	525,000,000	505,000,000
Net Assets Applicable to Common Shareholders	$1,012,271,192	$848,605,413

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share applicable to 69,936,824 and 58,330,604
shares issued and outstanding, respectively)	$699	$583
Paid-in-capital in excess of par	1,000,297,998	829,750,603
Dividends in excess of net investment income	(12,818,033)	(3,165,212)
Accumulated net realized gain	5,556,237	7,441,780
Net unrealized appreciation of investments and interest rate caps	19,234,291	14,577,659
Net Assets Applicable to Common Shareholders	$1,012,271,192	$848,605,413
Net Asset Value Per Common Share	$14.47	$14.55

16 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Funds Statements of Operations
For the six months ended August 31,2006 (unaudited)

	Convertible &	Convertible &
	Income	Income II
Investment Income:
Interest	$39,226,164	$33,605,589
Dividends	20,577,662	17,832,487
Consent and other fee income	1,060,011	928,715
Total Investment Income	60,863,837	52,366,791

Expenses:
Investment management fees	5,430,534	4,777,957
Auction agent fees and commissions	672,571	653,726
Custodian and accounting agent fees	96,784	84,640
Shareholder communications	88,072	73,904
Audit and tax services	57,960	54,960
Trustees’ fees and expenses	37,720	34,960
New York Stock Exchange listing fees	36,922	29,032
Insurance expense	20,796	14,540
Legal fees	20,240	15,272
Transfer agent fees	18,400	16,560
Investor relations	8,096	7,728
Miscellaneous	9,016	8,280
Total expenses	6,497,111	5,771,559

Net Investment Income	54,366,726	46,595,232

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,860,336)	(4,715,704)
Interest rate caps	4,584,191	4,409,555
Net change in unrealized appreciation/depreciation of:
Investments	(4,003,506)	744,924
Interest rate caps	(4,189,077)	(4,029,265)
Net realized and change in unrealized loss
on investments and interest rate caps	(6,468,728)	(3,590,490)
Net Increase in Net Assets Resulting from
Investment Operations	47,897,998	43,004,742

Dividends on Preferred Shares from net investment income:	(12,681,172)	(12,183,317)
Net Increase in Net Assets Applicable to
Common Shareholders Resulting from
Investment Operations	$35,216,826	$30,821,425

See accompanying Notes to Financial Statements | 8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 17

Nicholas-Applegate Convertible & Income Funds	Statements of Changes in
Net Assets Applicable to
Common Shareholders
	Convertible & Income
	Six Months
	ended
	August 31, 2006	Year ended
	(unaudited)	February 28, 2006
Investment Operations:
Net investment income	$54,366,726	$103,017,768
Net realized gain (loss) on investments and interest rate caps	1,723,855	24,039,690
Net change in unrealized appreciation/depreciation of
investments and interest rate caps	(8,192,583)	(55,836,067)
Net increase in net assets resulting from investment operations	47,897,998	71,221,391

Dividends and Distributions on Preferred Shares from:
Net investment income	(12,681,172)	(17,331,721)
Net realized gains	—	(1,272,471)
Total dividends and distributions on preferred shares	(12,681,172)	(18,604,192)
Net increase in net assets applicable to common shareholders
resulting from investment operations	35,216,826	52,617,199

Dividends and Distributions to Common Shareholders from:
Net investment income	(52,247,134)	(130,588,596)
Net realized gains	—	(15,782,779)
Total dividends and distributions to common shareholders	(52,247,134)	(146,371,375)

Capital Share Transactions:
Reinvestment of dividends and distributions	11,522,922	25,531,435
Total increase (decrease) in net assets applicable to common shareholders	(5,507,386)	(68,222,741)

Net Assets Applicable to Common Shareholders:
Beginning of period	1,017,778,578	1,086,001,319
End of period (including undistributed (dividends in excess of net investment income) of $(12,818,033), $(2,256,453);
$(3,165,212), $2,759,510 and $7,077,799 respectively)	$1,012,271,192	$1,017,778,578

Common shares:
Issued in reinvestment of dividends and distributions	666,530	1,705,242

*	Represents the eight months ended February 28, 2006. During the period, the Fund’s fiscal year-end was changed to February 28 from June 30.

18 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06 | See accompanying Notes to Financial Statements

Convertible & Income II
Six Months	For the period
ended	July 1, 2005
August 31, 2006	through	Year Ended
(unaudited)	February 28, 2006*	June 30, 2005

$46,595,232	$60,146,487	$82,903,663
(306,149)	33,513,573	22,695,873

(3,284,341)	(862,905)	(37,383,669)
43,004,742	92,797,155	68,215,867

(12,183,317)	(10,113,694)	(11,768,307)
—	(2,619,976)	(75,399)
(12,183,317)	(12,733,670)	(11,843,706)

30,821,425	80,063,485	56,372,161

(40,336,637)	(60,083,257)	(81,000,846)
—	(15,188,931)	(7,680,066)
(40,336,637)	(75,272,188)	(88,680,912)

7,351,217	11,068,696	11,434,945
(2,163,995)	15,859,993	(20,873,806)

850,769,408	834,909,415	855,783,221

$848,605,413	$850,769,408	$834,909,415

457,029	744,597	764,611

See accompanying Notes to Financial Statements | 8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 19

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2006 (unaudited)	Statements

1. Organization and Significant Accounting Policies
Nicholas-Applegate Convertible & Income Fund (“Convertible & Income”) and Nicholas-Applegate Convertible & Income Fund II (“Convertible & Income II”), collectively referred to as the “Funds”, were organized as Massachusetts business trusts on January 17, 2003 and April 22, 2003, respectively. In December 2005, Convertible & Income II changed its fiscal year end from June 30 to February 28. Prior to commencing operations on March 31, 2003, and July 31, 2003, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”), serves as the Funds’ investment manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded insurance and financial services company. The Funds have an unlimited amount of $0.00001 par value common stock authorized.

Each Fund’s investment objective is to provide total return through a combination of capital appreciation and high current income. The Funds attempt to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In July 2006, the Financial Accounting Standards Board issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Funds’ management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Funds’ investments are valued daily by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price on corporate bonds and notes or the last quoted mean price on convertible securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds’ net asset values are determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on corporate bonds and notes purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

20 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2006 (unaudited)	Statements

Organization and Significant Accounting Policies (continued)

(c) Federal Income Taxes
The Funds intend to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required

(d) Dividends and Distributions—Common Stock
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

The Funds treat amounts received under interest rate cap agreements as net realized gain (loss) in accordance with generally accepted accounting principles (“GAAP”). However, these amounts are treated as net income (loss) for federal income tax purposes. By using GAAP, Convertible & Income Fund’s net investment income for the six months ended August 31, 2006 was $15,319,461 lower and net realized and change in unrealized loss, correspondingly lower than if payments received from interest rate cap agreements were treated as net income (loss) in accordance with federal income tax treatment. In addition, interest income for the six months ended August 31, 2006 includes amortization of market premium of $8,409,269. For tax purposes, Convertible & Income has elected not to amortize market premium. By using GAAP, Convertible & Income II Fund’s net investment income for the six months ended August 31, 2006 was $14,735,862 lower and net realized and change in unrealized loss, correspondingly lower than if payments received from interest rate cap agreements were treated as net income (loss) in accordance with federal income tax treatment. In addition, interest income for the six months ended August 31, 2006 includes amortization of market premium of $7,375,551. For tax purposes, Convertible & Income II has elected not to amortize market premium.

(e) Credit-Linked Trust Certificates
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trusts’ receipt of payments from, and the trusts’ potential obligations to, the counterparties to the derivative instruments and other securities in which the trusts invest in.

(f) Interest Rate Caps
In an interest rate cap, one party pays a fee while the other party pays the excess, if any, of a floating rate over a specified fixed rate. Interest rate caps are intended to manage the Funds’ exposure to changes in short-term interest rates and hedge the auction Preferred Shares. Owning interest rate caps reduces the Funds’ duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term rates, which the Funds experience primarily in the form of leverage. The Funds are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. Premiums paid by the Funds are recognized as an asset and amortized into realized loss over the life of the interest rate cap. Changes in the value of the interest rate cap is recognized as unrealized appreciation or depreciation. Periodic payments received during periods the floating rate exceeds the specific fixed rate are recognized into realized gain.

(g) Concentration of Risk
It is the Funds’ policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Funds to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 21

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2006 (unaudited)	Statements

2. Investment Manager/Sub-Adviser
The Funds have entered into Investment Management Agreements (the “Agreements”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to the Agreements, each Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 0.70% of each Fund’s average daily total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (the “Sub-Adviser”), to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. For its services pursuant to Sub-Advisory agreements, the Investment Manager and not the Funds, pays the Sub-Adviser a monthly fee.

3. Investment in Securities
For the six months ended August 31, 2006, purchases and sales of investments, other than short-term securities and U.S. government obligations were:

	Convertible & Income	Convertible & Income II
Purchases	$510,960,314	$437,727,542
Sales	352,191,145	304,437,444

For the six months ended August 31, 2006, purchases and sales of U.S. government obligations were:

	Convertible & Income	Convertible & Income II
Purchases	—	—
Sales	$5,980,669	$4,913,081

(a) Interest rate cap agreements outstanding at August 31, 2006:

Convertible & Income:
	Notional	Termination		Payment received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Appreciation
UBS AG	$525,000,000	1/15/08	$15,041,250	1 month LIBOR-BBA	$737,750
				over 3% strike price
Convertible & Income II:
	Notional	Termination		Payment received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Appreciation
UBS AG	$505,000,000	1/15/08	$14,468,250	1 month LIBOR-BBA	$709,750
				over 3% strike price

_____________
LIBOR-London Interbank Offered Rate

4. Income Tax Information

Convertible & Income:

The cost basis of portfolio securities of $1,501,979,937 is substantially the same for both federal income tax purposes and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $45,349,233; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $26,852,692; net unrealized appreciation for federal income tax purposes is $18,496,541.

Convertible & Income II:

The cost basis of portfolio securities of $1,320,243,064 is substantially the same for both federal income tax purposes and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value

22 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2006 (unaudited)	Statements

over tax cost is $38,511,080; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $24,643,171; net unrealized appreciation for federal income tax purposes is $13,867,909.

5. Auction Preferred Shares
Convertible & Income has issued 4,200 shares of Preferred Shares Series A, 4,200 shares of Preferred Shares Series B, 4,200 shares of Preferred Shares Series C, 4,200 shares of Preferred Shares Series D, and 4,200 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Convertible & Income II has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D, and 4,040 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized long-term capital gains, if any, are paid annually.

Convertible & Income:

For the six months ended August 31, 2006, the annualized dividend rate ranged from:

	High	Low	At August 31, 2006
Series A	5.25%	4.37%	5.10%
Series B	5.25%	4.37%	5.10%
Series C	5.26%	4.20%	5.10%
Series D	5.15%	4.37%	5.10%
Series E	5.25%	4.30%	5.05%

Convertible & Income II:
	High	Low	At 2/28/06
Series A	5.25%	4.30%	5.10%
Series B	5.25%	4.21%	5.10%
Series C	5.15%	4.30%	5.10%
Series D	5.30%	4.30%	5.00%
Series E	5.30%	4.37%	5.00%

The Funds are subject to certain limitations and restrictions while preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Events:
On September 12, 2006, each Fund’s Board of Trustees appointed William B. Ogden IV as a Class I Trustee. On October 10, 2006, David C. Flattum, an interested Trustee, resigned as a Class III Trustee of the Funds.

7. Subsequent Common Dividend Declarations:
On September 1, 2006, the following dividends were declared to common shareholders payable October 2, 2006 to shareholders of record on September 11, 2006:

Convertible & Income	$0.125 per common share
Convertible & Income II	$0.115625 per common share

On September 15, 2006, the following capital gain dividends were declared to common shareholders payable September 29, 2006 to shareholders of record on September 25, 2006:

Convertible & Income	$0.19403 long-term
Convertible & Income II	$0.00001 short-term
$0.24580 long-term

8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 23

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2006 (unaudited)	Statements

7. Subsequent Common Dividend Declarations (continued)

On October 2, 2006, the following dividends were declared to common shareholders payable November 1, 2006 to shareholders of record on October 12, 2006:

Convertible & Income	$0.125 per common share
Convertible & Income II	$0.115625 per common share

8. Legal Proceedings
In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital LLC.

Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance, compliance and disclosure reforms, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution, and waiver of or return of certain sales charges paid by open-end fund shareholders.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

24 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06

Nicholas-Applegate Convertible & Income Fund Financial Highlights
For a share of common stock outstanding throughout each period

	Six Months			For the Period
	ended			March 31, 2003*
	August 31, 2006	Year ended		through
	(unaudited)	February 28, 2006	February 28, 2005	February 29, 2004
Net asset value, beginning of period	$14.69	$16.07	$16.67	$14.33 **
Income from Investment Operations:
Net investment income	0.78	1.51	1.48	1.28
Net realized and change in unrealized gain
(loss) on investments and interest rate caps	(0.07)	(0.48)	0.38	2.61
Total from investment operations	0.71	1.03	1.86	3.89
Dividends and Distributions on
Preferred Shares from:
Net investment income	(0.18)	(0.25)	(0.12)	(0.07)
Net realized gains	—	(0.02)	(0.02)	—
Total dividends and distributions
on preferred shares	(0.18)	(0.27)	(0.14)	(0.07)
Net increase in net assets applicable
to common shareholders resulting
from investment operations	0.53	0.76	1.72	3.82
Dividends and Distributions to
Common Shareholders from:
Net investment income	(0.75)	(1.91)	(1.50)	(1.33)
Net realized gains	—	(0.23)	(0.82)	(0.03)
Total dividends and distributions
to common shareholders	(0.75)	(2.14)	(2.32)	(1.36)
Capital Share Transactions:
Common stock offering costs charged
to paid-in capital in excess of par	—	—	—	(0.03)
Preferred shares offering costs/underwriting
discounts charged to paid-in capital
in excess of par	—	—	—	(0.09)
Total capital share transactions	—	—	—	(0.12)
Net asset value, end of period	$14.47	$14.69	$16.07	$16.67
Market price, end of period	$16.03	$15.69	$15.82	$16.38
Total Investment Return (1)	7.39%	14.30%	11.53%	18.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)	$1,012,271	$1,017,779	$1,086,001	$1,101,833
Ratio of expenses to average net assets (2)	1.27% (3)	1.28% (4)	1.24%	1.17% (3)
Ratio of net investment income
to average net assets (2)	10.64% (3)	10.03%	9.20%	8.97% (3)
Preferred shares asset coverage per share	$73,181	$73,442	$76,698	$77,460
Portfolio turnover	24%	52%	70%	86% *

*	Commencement of operations
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokeragecommissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Annualized.
(4)	Ratio of expenses, excluding excise tax expense to average net assets is 1.26%.

See accompanying Notes to Financial Statements | 8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 25

Nicholas-Applegate Convertible & Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period

	Six Months	For the Period			For the Period
	ended	July 1, 2005			July 31, 2003*
	August 31, 2006	through		Year ended	through
	(unaudited)	February 28, 2006†		June 30, 2005	June 30, 2004
Net asset value, beginning of period	$14.70	$14.61		$15.18	$14.33 **
Income from Investment Operations:
Net investment income	0.80	1.04		1.59	1.23
Net realized and change in unrealized gain
(loss) on investments and interest rate caps	(0.05)	0.58		(0.39)	1.10
Total from investment operations	0.75	1.62		1.20	2.33
Dividends and Distributions on
Preferred Shares from:
Net investment income	(0.21)	(0.17)		(0.21)	(0.08)
Net realized gains	—	(0.05)		(0.00)††	—
Total dividends and distributions
on preferred shares	(0.21)	(0.22)		(0.21)	(0.08)
Net increase in net assets applicable
to common shareholders resulting
from investment operations	0.54	1.40		0.99	2.25
Dividends and Distributions to
Common Shareholders from:
Net investment income	(0.69)	(1.05)		(1.42)	(1.24)
Net realized gains	—	(0.26)		(0.14)	(0.03)
Total dividends and distributions to
common shareholders	(0.69)	(1.31)		(1.56)	(1.27)
Capital Share Transactions:
Common stock offering costs charged
to paid-in capital in excess of par	—	—		—	(0.03)
Preferred shares offering costs/underwriting
discounts charged to paid-in capital
in excess of par	—	—		—	(0.10)
Total capital share transactions	—	—		—	(0.13)
Net asset value, end of period	$14.55	$14.70		$14.61	$15.18
Market price, end of period	$15.52	$15.14		$14.74	$14.05
Total Investment Return (1)	7.43%	12.10%		16.44%	1.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)	$848,605	$850,769		$834,909	$855,783
Ratio of expenses to average net assets (2)	1.35% (3)	1.37%	(3)(4)	1.35%	1.23% (3)
Ratio of net investment income
to average net assets (2)	10.89% (3)	10.57%	(3)	9.79%	8.87% (3)
Preferred shares asset coverage per share	$66,991	$67,096		$66,319	$67,359
Portfolio turnover	24%	33%		67%	73%

*	Commencement of operations
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
†	During the period the Fund’s fiscal year-end changed from June 30 to February 28.
††	Less than $0.005 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Annualized.
(4)	Ratio of expenses, excluding excise tax expense to average net assets is 1.35%.

26 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Fund	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio
Management Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Funds’ Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements ”, and together with the Advisory Agreements, (the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met on June 20 and 21, 2006 (the “Contract Review Meeting”) for the specific purpose of considering whether to approve the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Funds’ Advisory Agreements and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2006.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Analytical Services Inc. (“Lipper Inc.”) on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives identified by Lipper Inc., (ii) information provided by Lipper Inc. on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager from its relationship with the Funds for the twelve months ended March 31, 2006, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Funds given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 27

Nicholas-Applegate Convertible & Income Fund	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio
Management Agreements
(unaudited) (continued)

Based on information provided by Lipper Inc., the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper Inc. peers as to performance and other expenses. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by their investment managers. Thus, the Trustees, at the recommendation of the Investment Manager, considered the total expenses of the Funds compared to the total expenses of the peer funds, recognizing that the fees for management and administrative services would be subsumed within the total expense ratio.

The Trustees noted that Nicholas-Applegate Convertible & Income Fund outperformed its peer median and average group for the one-year and three-year periods ended April 30, 2006. The Trustees also noted that Nicholas-Applegate Convertible & Income Fund’s expense ratio, including the effect of preferred shares, was significantly below the average and median for its peer group and, excluding the effect of preferred shares, was slightly above the average and median for its peer group.

The Trustees noted that Nicholas-Applegate Convertible & Income Fund II outperformed its peer median and average group for the one-year period ended April 30, 2006. The Trustees also noted that the Nicholas-Applegate Convertible & Income Fund II expense ratio, including the effect of preferred shares, was significantly below the average and median for its peer group and, excluding the effect of preferred shares, was slightly above the average and median for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts relating to investment performance and the comparative positioning of each Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by other clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds is also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenges in managing the Funds, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on each Fund’s total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on the one hand, and each Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager from its relationship with each Fund and determined that such profitability was not excessive.

28 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06

Nicholas-Applegate Convertible & Income Fund	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio
Management Agreements
(unaudited) (continued)

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

8.31.06 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report 29

Nicholas-Applegate Convertible & Income Fund II	Annual Shareholders
August 31, 2006 (unaudited)	Meeting Results

The Funds held their annual meetings of shareholders on October 2, 2006. Common/Preferred shareholders of Convertible & Income voted to re-elect Paul Belica and David C. Flattum as Class III Trustees to serve until 2009. Common/Preferred shareholders of Convertible & Income II voted to re-elect Hans W. Kertess and David C. Flattum as Class III Trustees to serve until 2009.

The resulting vote count is indicated below:

		Withhold
	Affirmative	Authority
Convertible & Income

Re-election of Paul Belica	63,090,905	803,119

Re-election of David C. Flattum	63,186,734	707,290

Convertible & Income II

Re-election of Hans W. Kertess	52,440,166	544,670

Re-election of David C. Flattum	52,454,764	530,072

Messrs. Robert E. Connor*, John J. Dalessandro*, William B. Ogden IV and R. Peter Sullivan III continue to serve as Trustees of the Funds.

     *Preferred Shares Trustee

30 Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.06

[This page intentionally left blank.]

[This page intentionally left blank.]

Trustees and Principal Officers
Robert E. Connor	R. Peter Sullivan III
Trustee, Chairman of the Board of Trustees	Trustee
Paul Belica	Brian S. Shlissel
Trustee	President & Chief Executive Officer
John J. Dalessandro II	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Hans W. Kertess	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
William B. Ogden IV	Youse Guia
Trustee	Chief Compliance Officer

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Fl
San Diego, California 92101

Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate Convertible & Income Fund and Nicholas-Applegate Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of their common stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds ’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

On October 4, 2006, each Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, each Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the twelve months ended June 30, 2006 is available (i) without charge, upon request by calling the Funds’ shareholder servicing agent at (800) 331-1710; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

               Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

               Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

               Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

               Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

               Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

               Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

			Total Number
			of Shares Purchased	Maximum Number of
	Total Number	Average	as Part of Publicly	Shares that May yet Be
	of Shares	Price Paid	Announced Plans or	Purchased Under the Plans
Period	Purchased	Per Share	Programs	or Programs
March 2006	N/A	14.770	80,647	N/A
April 2006	N/A	14.810	76,308	N/A
May 2006	N/A	14.880	74,791	N/A
June 2006	N/A	14.700	75,700	N/A
July 2006	N/A	14.590	74,682	N/A
August 2006	N/A	14.659	74,901	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item. The Nominating Committee Charter governing the affairs of the Nominating Committee of the Board is posted on the Allianz Global Investors website at www.allianzinvestors/closedendfunds.com.

ITEM 11. CONTROLS AND PROCEDURES

(a)      The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)      There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1)	Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: November 2, 2006

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: November 2, 2006

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 2, 2006